Income tax expenses (Details 1)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Allowance For Research and Development [Member] USD ($)	Jun. 30, 2013 Allowance For Research and Development [Member] CNY	Jun. 30, 2012 Allowance For Research and Development [Member] CNY	Jun. 30, 2011 Allowance For Research and Development [Member] CNY	Jun. 30, 2013 Other Non Taxable Income [Member] USD ($)	Jun. 30, 2013 Other Non Taxable Income [Member] CNY	Jun. 30, 2012 Other Non Taxable Income [Member] CNY	Jun. 30, 2011 Other Non Taxable Income [Member] CNY	Jun. 30, 2013 Other Non Deductible Expenses [Member] USD ($)	Jun. 30, 2013 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2012 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2011 Other Non Deductible Expenses [Member] CNY	Jun. 30, 2013 Two Plus Three Income Tax Holiday [Member] USD ($)	Jun. 30, 2013 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2012 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2011 Two Plus Three Income Tax Holiday [Member] CNY	Jun. 30, 2013 Effect Of Changes In Enacted Tax Law and Rates [Member] USD ($)	Jun. 30, 2013 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2012 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2011 Effect Of Changes In Enacted Tax Law and Rates [Member] CNY	Jun. 30, 2013 Under Provision In Prior Years [Member] USD ($)	Jun. 30, 2013 Under Provision In Prior Years [Member] CNY	Jun. 30, 2012 Under Provision In Prior Years [Member] CNY	Jun. 30, 2011 Under Provision In Prior Years [Member] CNY	Jun. 30, 2013 Subject to Tax in Other Jurisdictions [Member] USD ($)	Jun. 30, 2013 Subject to Tax in Other Jurisdictions [Member] CNY	Jun. 30, 2012 Subject to Tax in Other Jurisdictions [Member] CNY	Jun. 30, 2011 Subject to Tax in Other Jurisdictions [Member] CNY
(Loss) profit before income tax	$ 5,256,784	32,262,994	(37,248,196)	(19,258,073)
Tax at the domestic income tax rate of 25%	1,314,196	8,065,749	(9,312,049)	(4,814,518)
Income taxes expenses	1,549,392	9,509,236	10,430,402	6,219,458	0	0	(1,399)	(156)	(204,346)	(1,254,150)	(1,128,524)	(6,115)	55,756	342,186	1,873,323	2,042,464	0	0	(1,290,674)	(1,756,754)	0	0	0	(73,969)	(122,202)	(750,000)	1,374,610	0	523,179	3,210,957	2,117,135	5,051,879
Impairment loss of goodwill	0	0	14,348,467	0
Change in valuation allowance	(62,944)	(386,310)	2,883,211	5,119,999
Others	$ 45,753	280,804	(433,698)	656,628